Summary of Significant Accounting Policies (Details) - Part 2.1								1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 01, 2021 shares	Oct. 01, 2021 shares	May 31, 2021 USD ($)	Sep. 23, 2020 shares	Oct. 09, 2019 shares	Jun. 05, 2019 shares	Oct. 26, 2016 shares	Dec. 31, 2021 USD ($)	Jun. 24, 2021 USD ($)	May 31, 2021 USD ($)	Aug. 27, 2020 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 10, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Contract completion period																	one year
Company recognized amount			$ 600,000							$ 600,000							$ 0	$ 10,200,000	$ 11,600,000	$ 31,400,000
Revenue recognized at a point												$ 0	$ 1,437,738				0	11,640,953
Revenue recognized over time												3,965,361	2,692,519				14,566,351	8,648,873	12,752,219	6,793,690
Accounts receivable balance								$ 2,917,646				741,299		$ 2,917,646			741,299		1,280,456	2,917,646		$ 2,635,608
Offset amount												102,217					102,217		102,217
Deferred contract costs												203,926					203,926		203,926
Accumulated amortization												163,140					163,140
Amortization expense																	30,589	30,589	40,785	40,785
Restricted shares issued (in Shares) | shares	475,000	1,214,500		425,000	2,500	9,189	25,000				200,000
Impairment addition																	0
Cash and cash equivalents total								13,024,381				712,906		13,024,381			712,906		582,776	13,024,381
Inventory								1,273,825				402,186		1,273,825			402,186		465,560	1,273,825
Impairments																	0	0
Trademarks												68,344					68,344
Intangible assets impairment																	0	0
Accumulated amortization for intangible assets								815,732				1,121,399	938,319	815,732			1,121,399	938,319	980,963	815,732
Amortization expense												$ 47,027	$ 39,243				$ 140,437	$ 122,587	164,092	165,877
Estimated useful lives period												5 years					5 years
Texas property												$ 4,400,361					$ 4,400,361		$ 4,396,826
Project development costs																					$ 820,696
Book value																					4,396,826
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Number of operating cycle												6 months					6 months		6 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Number of operating cycle												12 months					12 months		12 months
Accounts Receivable [Member] | Customer four [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Credit risk rate																	87.00%
Number of customers																	3
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Credit risk rate																			80.00%
Number of customers																			3
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Credit risk rate												100.00%					97.00%	88.00%
Number of customers												1					1	1
Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Credit risk rate													93.00%
Number of customers													2
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Credit risk rate												10.00%	10.00%				10.00%	10.00%
Number of vendors												0	0				0	0
Intellectual Property [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Intangible assets value												$ 2,766,000					$ 2,766,000
Amortized period												20 years					20 years
Internet Domain Names [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Intangible assets value												$ 238,422					$ 238,422
Amortized period												5 years					5 years
Norman Berry II Owner LLC [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Company recognized amount								135,238		$ 600,000				135,238	$ 600,000	$ 114,433
Membership interest			50.00%							50.00%
JDI-Cumberland Inlet, LLC [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Company recognized amount									$ 3,000,000
Membership interest									10.00%
Company contibutes amount									$ 3,000,000
Additional amount																	$ 25,000
JDI-Cumberland Inlet, LLC [Member] | Partnership Interest [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Membership interest									10.00%
Lago Vista [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Project development costs																					824,231
Book value																					4,400,361
Construction Materials [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Inventory								$ 516,731				$ 402,186		$ 516,731			$ 402,186		$ 465,560	$ 516,731
Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												3 years					3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												5 years					5 years		5 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												5 years					5 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												7 years					7 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												2 years					2 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												5 years					5 years
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												5 years					5 years		5 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												7 years					7 years		7 years
Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												5 years					5 years		5 years
Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Estimated useful lives period												29 years					29 years		29 years
Related Party [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Company recognized amount																$ 350,329
Accounts receivable balance												$ 306,143					$ 306,143		$ 306,143
SGB Development Corp. [Member] | Norman Berry II Owner LLC [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Company recognized amount															$ 114,433
SGB Development Corp. [Member] | Lago Vista [Member]
Summary of Significant Accounting Policies (Details) - Part 2.1 [Line Items]
Texas property																					$ 3,576,130